Long-term investments	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Long-term investments
8. Long-term investments:

	December 31, 2019	December 31, 2018
Cummins Westport Inc. (a)	$7,850	$6,309
Weichai Westport Inc. (b)	1,824	1,824
Other equity accounted investees	913	685
	$10,587	$8,818
(a)   Cummins Westport Inc.:

The Company entered into a joint venture with Cummins Inc. ("Cummins") on March 7, 2001. The joint venture term is scheduled to end on December 31, 2021 and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of, one of the parties.

On February 20, 2012, the joint venture agreement ("JVA") was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties revised certain economic terms of the JVA. Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the amended JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a VIE. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary. The joint venture term is scheduled to end on December 31, 2021 and, as per the joint venture agreement, effective from July 1, 2019, either Cummins or the Company can buy out the other's interest based on contractually defined terms and conditions.

The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2019	2018	2017
Investment income from CWI	$26,586	$22,701	$12,482
Dividends received	25,045	23,191	16,633

8. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not contractually required to provide. As at December 31, 2019, the Company has a related party accounts receivable balance of $272 (2018 - $122) due from CWI. During the year ended December 31, 2019, total expense recovery from CWI were $1,903 (2018 - $1,855; 2017 - $2,721).

The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2019		Balance at December 31, 2018
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$7,850	$7,850	$6,309	$6,309
Accounts receivable due from CWI	272	272	122	122
Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2019	December 31, 2018
Current assets:
Cash and short-term investments	$90,296	$85,812
Accounts receivable	1,363	2,336
Other current assets	—	120
Long-term assets:
Property, plant and equipment	844	934
Deferred income tax assets	21,322	22,851
Total assets	$113,825	$112,053
Current liabilities:
Current portion of warranty liability	$19,816	$19,829
Current portion of deferred revenue	16,678	21,299
Accounts payable and accrued liabilities	3,858	4,348
	40,352	45,476
Long-term liabilities:
Warranty liability	30,463	22,995
Deferred revenue	23,667	27,009
Other long-term liabilities	3,631	3,943
	57,761	53,947
Total liabilities	$98,113	$99,423
8. Long-term investments (continued):

(a)    Cummins Westport Inc. (continued):

	Years ended December 31,
	2019	2018	2017
Product revenue	$246,503	$227,408	$235,220
Parts revenue	115,267	91,997	82,077
	361,770	319,405	317,297
Cost of revenue and expenses:
Cost of product and parts revenue	257,717	228,452	207,840
Research and development	15,933	18,000	30,733
General and administrative	1,363	1,474	1,113
Sales and marketing	17,950	15,350	19,675
Foreign exchange loss	8	12	51
Bank charges, interest and other	372	706	609
	293,343	263,994	260,021
Income from operations	68,427	55,411	57,276
Interest and investment income	2,421	1,939	982
Income before income taxes	70,848	57,350	58,258
Income tax expense:
Current	16,102	8,397	16,068
Deferred (1)	1,575	3,552	17,226
	17,677	11,949	33,294
Income for the year	$53,171	$45,401	$24,964

(1)    As a result of the U.S. tax reform substantially enacted in the fourth quarter of 2017, CWI recorded a deferred tax expense of $13,423 in 2017 arising from related adjustments to deferred income tax assets.
(b)    Weichai Westport Inc.:

The Company, indirectly through its wholly-owned subsidiary, Westport Innovations (Hong Kong) Limited (“Westport HK”), is currently the registered holder of a 23.33% equity interest in Weichai Westport Inc. (“WWI”).

In April 2016, the Company sold to Cartesian entities a derivative economic interest granting it the right to receive an amount of future income received by Westport HK from WWI equivalent to having an 18.78% equity interest in WWI and concurrently granted a Cartesian entity an option to acquire all of the equity securities of Westport HK for a nominal amount.  The Company retained the right to transfer any equity interest held by Westport HK in WWI that was in excess of an 18.78% interest in the event that such option was exercised.

Pursuant to a subsequent agreement dated September 6, 2019 with the Cartesian entities, the Company has agreed, amongst other matters, not to transfer such residual equity interest without the Cartesian entities' prior consent. As a result of such transactions, the Company’s residual 23.33% equity interest in WWI currently corresponds to an economic interest in WWI equivalent to just 4.55%.